INITIAL PUBLIC OFFERING (Details) - $ / shares		12 Months Ended
	Jun. 19, 2020	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit		0.33
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Units Issued During Period Shares New Issues	51,750,000	51,750,000
Price per share	$ 10.00	$ 10.00
Number of shares in a unit		1
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Units Issued During Period Shares New Issues	6,750,000	6,750,000
Price per share	$ 10.00